Concentration Risks - Schedule of Major Distributors (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Schedule of Major Distributors [Line Items]
Total revenue	$ 20,313,818		$ 16,688,364		$ 12,555,991
Total purchase	17,898,659		13,129,699		9,817,066
Customer A [Member]
Schedule of Major Distributors [Line Items]
Total revenue		[1]	2,581,838		5,963,165
Customer B [Member]
Schedule of Major Distributors [Line Items]
Total revenue		[1]	2,002,134			[1]
Customer C [Member]
Schedule of Major Distributors [Line Items]
Total revenue	2,343,203
Supplier A [Member]
Schedule of Major Distributors [Line Items]
Total purchase					1,400,450
Supplier B [Member]
Schedule of Major Distributors [Line Items]
Total purchase	2,455,561		2,794,019			[2]
Supplier C [Member]
Schedule of Major Distributors [Line Items]
Total purchase	2,234,603			[2]
Supplier D [Member]
Schedule of Major Distributors [Line Items]
Total purchase	$ 2,021,643			[2]

[1]	The revenue of this customer is not over 10% of total revenue of the Company.
[2]	The purchase from this supplier is not over 10% of total purchase of the Company.